ACCOUNTS RECEIVABLE AND CONTRACT LIABILITIES	12 Months Ended
Dec. 31, 2024
Accounts Receivable And Contract Liabilities
ACCOUNTS RECEIVABLE AND CONTRACT LIABILITIES

3. ACCOUNTS RECEIVABLE AND CONTRACT LIABILITIES

Revenue Contract Balances

	Contract
	Receivables	Liabilities

Opening balance, January 1, 2022	$-	$-
Customer deposits	-	(779,870)
Changes due to payment, fulfillment of performance obligations or
revenues recognized	62,842	489,906
Effect of changes in foreign exchange rates	-	15,772

Opening balance, December 31, 2022	62,842	(274,192)
Changes due to payment, fulfillment of performance obligations or revenues recognized	(62,842)	271,069
Effect of changes in foreign exchange rates	-	3,123

Balance, December 31, 2023	-	-
Changes due to payment, fulfillment of performance obligations or revenues recognized	7,257	-

Balance, December 31, 2024	$7,257	$-